Exhibit 99
Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	January 2015
Payment Date	2/17/2015
Transaction Month	13
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,646,197,309.59	72,484	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$348,000,000.00	0.23000%	January 15, 2015
Class A-2 Notes	$539,900,000.00	0.480%	November 15, 2016
Class A-3 Notes	$474,900,000.00	0.790%	May 15, 2018
Class A-4 Notes	$136,780,000.00	1.290%	April 15, 2019
Class B Notes	$47,350,000.00	1.710%	May 15, 2019
Class C Notes	$31,570,000.00	1.900%	September 15, 2019
Class D Notes	$31,570,000.00	2.400%	July 15, 2020
Total	$1,610,070,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,375,452.42

Principal:
Principal Collections	$23,913,789.75
Prepayments in Full	$14,227,501.30
Liquidation Proceeds	$561,030.79
Recoveries	$4,557.79
Sub Total	$38,706,879.63
Collections	$42,082,332.05

Purchase Amounts:
Purchase Amounts Related to Principal	$160,913.75
Purchase Amounts Related to Interest	$1,263.18
Sub Total	$162,176.93

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$42,244,508.98

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	January 2015
Payment Date	2/17/2015
Transaction Month	13
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$42,244,508.98
Servicing Fee	$826,455.89	$826,455.89	$0.00	$0.00	$41,418,053.09
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$41,418,053.09
Interest - Class A-2 Notes	$88,369.37	$88,369.37	$0.00	$0.00	$41,329,683.72
Interest - Class A-3 Notes	$312,642.50	$312,642.50	$0.00	$0.00	$41,017,041.22
Interest - Class A-4 Notes	$147,038.50	$147,038.50	$0.00	$0.00	$40,870,002.72
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,870,002.72
Interest - Class B Notes	$67,473.75	$67,473.75	$0.00	$0.00	$40,802,528.97
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,802,528.97
Interest - Class C Notes	$49,985.83	$49,985.83	$0.00	$0.00	$40,752,543.14
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,752,543.14
Interest - Class D Notes	$63,140.00	$63,140.00	$0.00	$0.00	$40,689,403.14
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$40,689,403.14
Regular Principal Payment	$36,774,783.99	$36,774,783.99	$0.00	$0.00	$3,914,619.15
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,914,619.15
Residual Released to Depositor	$0.00	$3,914,619.15	$0.00	$0.00	$0.00
Total		$42,244,508.98

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$36,774,783.99
Total					$36,774,783.99
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$36,774,783.99	$68.11	$88,369.37	$0.16	$36,863,153.36	$68.27
Class A-3 Notes	$0.00	$0.00	$312,642.50	$0.66	$312,642.50	$0.66
Class A-4 Notes	$0.00	$0.00	$147,038.50	$1.08	$147,038.50	$1.08
Class B Notes	$0.00	$0.00	$67,473.75	$1.43	$67,473.75	$1.43
Class C Notes	$0.00	$0.00	$49,985.83	$1.58	$49,985.83	$1.58
Class D Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Total	$36,774,783.99	$22.84	$728,649.95	$0.45	$37,503,433.94	$23.29

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	January 2015
Payment Date	2/17/2015
Transaction Month	13

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$220,923,437.35	0.4091933	$184,148,653.36	0.3410792
Class A-3 Notes	$474,900,000.00	1.0000000	$474,900,000.00	1.0000000
Class A-4 Notes	$136,780,000.00	1.0000000	$136,780,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$943,093,437.35	0.5857469	$906,318,653.36	0.5629064

Pool Information
Weighted Average APR	4.002%	3.993%
Weighted Average Remaining Term	44.94	44.10
Number of Receivables Outstanding	51,973	50,885
Pool Balance	$991,747,071.65	$952,533,042.37
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$949,738,656.87	$912,375,662.45
Pool Factor	0.6024473	0.5786263

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,230,986.55
Targeted Credit Enhancement Amount	$14,287,995.64
Yield Supplement Overcollateralization Amount	$40,157,379.92
Targeted Overcollateralization Amount	$46,214,389.01
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$46,214,389.01

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,230,986.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,230,986.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,230,986.55

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	January 2015
Payment Date	2/17/2015
Transaction Month	13

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		122	$350,793.69
(Recoveries)		26	$4,557.79
Net Losses for Current Collection Period			$346,235.90
Cumulative Net Losses Last Collection Period			$2,687,887.48
Cumulative Net Losses for all Collection Periods			$3,034,123.38

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.42%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.17%	511	$11,135,168.75
61-90 Days Delinquent	0.13%	57	$1,264,340.06
91-120 Days Delinquent	0.03%	13	$251,133.07
Over 120 Days Delinquent	0.04%	13	$417,390.07
Total Delinquent Receivables	1.37%	594	$13,068,031.95

Repossession Inventory:
Repossessed in the Current Collection Period		33	$837,714.24
Total Repossessed Inventory		47	$1,204,525.59

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4516%
Preceding Collection Period			0.5890%
Current Collection Period			0.4277%
Three Month Average			0.4895%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1563%
Preceding Collection Period			0.1712%
Current Collection Period			0.1631%
Three Month Average			0.1635%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer